May 8, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         RE: Gabelli Global Series Funds, Inc. (the "Company") File Nos. 33-66262 and 811-07896

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class AAA Prospectus and the Statement of Additional Information for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 13 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on May 1, 2002 (Accession #0000935069-02-000405).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 535-0560.


                                         Very truly yours,

                                         /s/ Amy M. Kelley
                                         Amy M. Kelley
                                         Regulatory Administration Specialist

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         T. Hamlin
         L. Dowd